Note 21 - Financial liabilities at amortized cost (Tables)	6 Months Ended
Jun. 30, 2018
Financial liabilities at amortized cost Abstract
Table of Financial liabiltiies measured at amortized cost
Financial liabilities measured at amortized cost (Millions of euros)
	June 2018	December 2017
Deposits
Deposits from Central Banks (*)	28,734	37,054
Deposits from Credit Institutions	33,307	54,516
Customer deposits	367,312	376,379
Debt securities issued	62,349	63,915
Other financial liabilities	11,370	11,850
Total	503,073	543,713

(*) Of which: balance relating to repurchase agreement as of June 30, 2018 and December 31, 2017 is €1,849 million and € 6,155 million, respectively.

Deposits from Credit Institutions
Deposits from credit institutions (Millions of euros)
	June 2018	December 2017
Term deposits	18,616	25,941
Demand deposits	9,745	3,731
Repurchase agreements	4,946	24,843
Total	33,307	54,516

Deposits from credit institutions. Breakdown by geographical area and nature of the instrument.
Deposits from Credit Institutions. June 2018 (Millions of euros)
	Demand Deposits & Reciprocal Accounts	Deposits with Agreed Maturity	Repurchase Agreements	Total
Spain	2,303	2,555	1	4,860
The United States	2,881	2,063	-	4,944
Mexico	598	610	582	1,791
Turkey	463	845	4	1,313
South America	372	2,173	104	2,649
Rest of Europe	2,941	7,438	4,254	14,633
Rest of the world	187	2,931	-	3,119
Total	9,745	18,616	4,946	33,307

Deposits from Credit Institutions. December 2017 (Millions of euros)
	Demand Deposits & Reciprocal Accounts	Deposits with Agreed Maturity	Repurchase Agreements	Total
Spain	762	3,879	878	5,518
The United States	1,563	2,398	-	3,961
Mexico	282	330	1,817	2,429
Turkey	73	836	44	953
South America	448	2,538	13	2,999
Rest of Europe	526	12,592	21,732	34,849
Rest of the world	77	3,369	360	3,806
Total	3,731	25,941	24,843	54,516

Customer Deposits
Customer deposits (Millions of euros)
	June 2018	December 2017
General Governments	25,576	23,210
Current accounts	230,248	223,497
Time deposits	105,839	116,538
Repurchase agreements	1,488	9,076
Subordinated deposits	201	194
Other accounts	3,960	3,864
Total	367,312	376,379
Of which:
In Euros	179,294	184,150
In foreign currency	188,018	192,229

Customer deposits. Breakdown by geographical area and nature of the instrument.
Customer Deposits. June 2018 (Millions of euros)
	Demand Deposits	Deposits with Agreed Maturity	Repurchase Agreements	Total
Spain	130,240	32,567	16	162,823
The United States	39,436	21,292	-	60,728
Mexico	37,214	11,618	1,356	50,189
Turkey	11,849	22,470	10	34,329
South America	22,954	15,143	2	38,099
Rest of Europe	7,054	11,876	110	19,040
Rest of the world	809	1,295	-	2,104
Total	249,557	116,262	1,494	367,312

Customer Deposits. December 2017 (Millions of euros)
	Demand Deposits	Deposits with Agreed Maturity	Repurchase Agreements	Total
Spain	123,382	39,513	2,664	165,559
The United States	36,728	21,436	-	58,164
Mexico	36,492	11,622	4,272	52,387
Turkey	12,427	24,237	152	36,815
South America	23,710	15,053	2	38,764
Rest of Europe	6,816	13,372	1,989	22,177
Rest of the world	1,028	1,484	-	2,511
Total	240,583	126,716	9,079	376,379

Debt securities issued
Debt securities issued (Millions of euros)
	June 2018	December 2017
In Euros	38,323	38,735
Promissory bills and notes	549	1,309
Non-convertible bonds and debentures	10,084	9,418
Covered bonds (*)	16,241	16,425
Hybrid financial instruments	1,091	807
Securitization bonds	2,259	2,295
Subordinated liabilities	8,099	8,481
Convertible	4,500	4,500
Convertible perpetual securities	4,500	4,500
Non-convertible	3,599	3,981
Preferred Stock	107	107
Other subordinated liabilities	3,492	3,875
In Foreign Currencies	24,026	25,180
Promissory bills and notes	3,102	3,157
Non-convertible bonds and debentures	10,441	11,109
Covered bonds (*)	596	650
Hybrid financial instruments	1,517	1,809
Securitization bonds	42	47
Subordinated liabilities	8,328	8,407
Convertible	859	2,085
Convertible perpetual securities	859	2,085
Non-convertible	7,469	6,323
Preferred Stock	76	55
Other subordinated liabilities	7,393	6,268
Total	62,349	63,915

(*) Including mortgage-covered bonds (see Appendix II).

Other Financial Liabilities
Other financial liabilities (Millions of euros)
	June 2018	December 2017
Creditors for other financial liabilities	3,193	2,835
Collection accounts	3,193	3,452
Creditors for other payables	4,984	5,563
Total	11,370	11,850